Long-Term Debt - Schedule of Long-Term Debt (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument
Long-term debt	$ 628,953	$ 340,447
IBERIABANK
Debt Instrument
Long-term debt	508,843	220,337
IBERIABANK | Federal Home Loan Bank Notes
Debt Instrument
Long-term debt	$ 480,118	$ 136,628
IBERIABANK | Federal Home Loan Bank Notes | Minimum
Debt Instrument
Interest rate	0.864%	0.903%
IBERIABANK | Federal Home Loan Bank Notes | Maximum
Debt Instrument
Interest rate	7.04%	7.04%
IBERIABANK | Notes Payable
Debt Instrument
Long-term debt	$ 28,725	$ 83,709
IBERIABANK | Notes Payable | Minimum
Debt Instrument
Interest rate	0.50%	0.50%
Debt Instrument term	7 years	7 years
IBERIABANK | Notes Payable | Maximum
Debt Instrument
Interest rate	3.00%	5.00%
Debt Instrument term	40 years	40 years
IBERIABANK Corporation | Junior Subordinated Debt
Debt Instrument
Long-term debt	$ 120,110	$ 120,110
Debt Instrument term	30 years
IBERIABANK Corporation | Junior Subordinated Debt | Statutory Trust I, 3 month LIBOR, plus 3.25%
Debt Instrument
Long-term debt	$ 10,310	10,310
IBERIABANK Corporation | Junior Subordinated Debt | Statutory Trust II, 3 month LIBOR, plus 3.15%
Debt Instrument
Long-term debt	10,310	10,310
IBERIABANK Corporation | Junior Subordinated Debt | Statutory Trust III, 3 month LIBOR, plus 2.00%
Debt Instrument
Long-term debt	10,310	10,310
IBERIABANK Corporation | Junior Subordinated Debt | Statutory Trust IV, 3 month LIBOR, plus 1.60%
Debt Instrument
Long-term debt	15,464	15,464
IBERIABANK Corporation | Junior Subordinated Debt | American Horizons Statutory Trust I, 3 month LIBOR, plus 3.15%
Debt Instrument
Long-term debt	6,186	6,186
IBERIABANK Corporation | Junior Subordinated Debt | Statutory Trust V, 3 month LIBOR, plus 1.435%
Debt Instrument
Long-term debt	10,310	10,310
IBERIABANK Corporation | Junior Subordinated Debt | Statutory Trust VI, 3 month LIBOR, plus 2.75%
Debt Instrument
Long-term debt	12,372	12,372
IBERIABANK Corporation | Junior Subordinated Debt | Statutory Trust VII, 3 month LIBOR, plus 2.54%
Debt Instrument
Long-term debt	13,403	13,403
IBERIABANK Corporation | Junior Subordinated Debt | Statutory Trust VIII, 3 month LIBOR, plus 3.50%
Debt Instrument
Long-term debt	7,217	7,217
IBERIABANK Corporation | Junior Subordinated Debt | OMNI Trust I, 3 month LIBOR, plus 3.30%
Debt Instrument
Long-term debt	8,248	8,248
IBERIABANK Corporation | Junior Subordinated Debt | OMNI Trust II, 3 Month LIBOR, plus 2.79%
Debt Instrument
Long-term debt	7,732	7,732
IBERIABANK Corporation | Junior Subordinated Debt | GA Commerce Trust II, 3 Month LIBOR, plus 1.64%
Debt Instrument
Long-term debt	$ 8,248	$ 8,248
IBERIABANK Corporation | Junior Subordinated Debt | 3 Month LIBOR Rate
Debt Instrument
Three month LIBOR rate during period	1.00%	0.61%
IBERIABANK Corporation | Junior Subordinated Debt | 3 Month LIBOR Rate | Statutory Trust I, 3 month LIBOR, plus 3.25%
Debt Instrument
Basis spread on variable rate	3.25%	3.25%
IBERIABANK Corporation | Junior Subordinated Debt | 3 Month LIBOR Rate | Statutory Trust II, 3 month LIBOR, plus 3.15%
Debt Instrument
Basis spread on variable rate	3.15%	3.15%
IBERIABANK Corporation | Junior Subordinated Debt | 3 Month LIBOR Rate | Statutory Trust III, 3 month LIBOR, plus 2.00%
Debt Instrument
Basis spread on variable rate	2.00%	2.00%
IBERIABANK Corporation | Junior Subordinated Debt | 3 Month LIBOR Rate | Statutory Trust IV, 3 month LIBOR, plus 1.60%
Debt Instrument
Basis spread on variable rate	1.60%	1.60%
IBERIABANK Corporation | Junior Subordinated Debt | 3 Month LIBOR Rate | American Horizons Statutory Trust I, 3 month LIBOR, plus 3.15%
Debt Instrument
Basis spread on variable rate	3.15%	3.15%
IBERIABANK Corporation | Junior Subordinated Debt | 3 Month LIBOR Rate | Statutory Trust V, 3 month LIBOR, plus 1.435%
Debt Instrument
Basis spread on variable rate	1.435%	1.435%
IBERIABANK Corporation | Junior Subordinated Debt | 3 Month LIBOR Rate | Statutory Trust VI, 3 month LIBOR, plus 2.75%
Debt Instrument
Basis spread on variable rate	2.75%	2.75%
IBERIABANK Corporation | Junior Subordinated Debt | 3 Month LIBOR Rate | Statutory Trust VII, 3 month LIBOR, plus 2.54%
Debt Instrument
Basis spread on variable rate	2.54%	2.54%
IBERIABANK Corporation | Junior Subordinated Debt | 3 Month LIBOR Rate | Statutory Trust VIII, 3 month LIBOR, plus 3.50%
Debt Instrument
Basis spread on variable rate	3.50%	3.50%
IBERIABANK Corporation | Junior Subordinated Debt | 3 Month LIBOR Rate | OMNI Trust I, 3 month LIBOR, plus 3.30%
Debt Instrument
Basis spread on variable rate	3.30%	3.30%
IBERIABANK Corporation | Junior Subordinated Debt | 3 Month LIBOR Rate | OMNI Trust II, 3 Month LIBOR, plus 2.79%
Debt Instrument
Basis spread on variable rate	2.79%	2.79%
IBERIABANK Corporation | Junior Subordinated Debt | 3 Month LIBOR Rate | GA Commerce Trust II, 3 Month LIBOR, plus 1.64%
Debt Instrument
Basis spread on variable rate	1.64%	1.64%